provisions (Details) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 CAD ($)
provisions reconciliation
Balance as at beginning of period	$ 869	$ 922
Additions	132	234
Reversals	(7)	(30)
Uses	(125)	(264)
Interest effects	7	14
Effects of foreign exchange, net	(12)	(12)
Balance as at end of period	864	864
Current	244	244
Non-current	620	620
Total	864	864
Asset retirement obligations
provisions reconciliation
Balance as at beginning of period	373	378
Reversals		(8)
Uses	(3)	(4)
Interest effects	4	8
Balance as at end of period	374	374
Current	15	15
Non-current	359	359
Total	374	374
Employee-related
provisions reconciliation
Balance as at beginning of period	84	133
Additions	83	145
Reversals	(1)	(1)
Uses	(84)	(193)
Effects of foreign exchange, net	(2)	(2)
Balance as at end of period	82	82
Current	78	78
Non-current	4	4
Total	82	82
Written put options and contingent consideration
provisions reconciliation
Balance as at beginning of period	220	210
Additions	7	27
Reversals	(2)	(15)
Interest effects	3	6
Effects of foreign exchange, net	(9)	(9)
Balance as at end of period	219	219
Current	82	82
Non-current	137	137
Total	219	219
Other
provisions reconciliation
Balance as at beginning of period	192	201
Additions	42	62
Reversals	(6)	(6)
Uses	(38)	(67)
Effects of foreign exchange, net	(1)	(1)
Balance as at end of period	189	189
Current	69	69
Non-current	120	120
Total	$ 189	$ 189